Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 4,140	$ 2,442
Prepaid expenses and other current assets, net	709,976	49,049
Amount due from intercompany-current	39,456,083	32,055,968
TOTAL ASSETS	40,170,199	32,107,459
LIABILITIES
Accounts payable		38,412
Convertible loans	2,006,118	216,756
Accrued expenses and other current liabilities	331,885	335,563
Investment deficit in subsidiaries	137,728,637	43,544,549
Amount due to intercompany-current	658,318	174,593
TOTAL LIABILITIES	140,724,958	44,309,873
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 31,949,038 shares and 55,235,284 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	2,762	1,598
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2024 and 2025, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)	185	185
Additional paid-in capital	130,134,778	115,745,140
Statutory reserve	237,486	237,486
Accumulated deficit	(226,559,555)	(125,338,509)
Accumulated other comprehensive loss	(4,370,415)	(2,848,314)
Total shareholders’ deficit	$ (100,554,759)	$ (12,202,414)